Condensed Consolidated Statements of Comprehensive Income (Loss) - USD ($)	1 Months Ended	2 Months Ended	3 Months Ended	5 Months Ended	6 Months Ended
	Jun. 30, 2018	Jun. 06, 2018	Jun. 30, 2017	Jun. 06, 2018	Jun. 30, 2017
Net income (loss)	$ (3,965,000)			$ 6,736,000
Other comprehensive income (loss), net of taxes:
Foreign currency translation adjustments				(16,000)
Successor [Member]
Net income (loss)	(3,965,000)
Other comprehensive income (loss), net of taxes:
Foreign currency translation adjustments
Other comprehensive earnings (loss)	(3,965,000)
Total comprehensive earnings (loss)	$ (3,965,000)
Predecessor [Member]
Net income (loss)		$ 1,283,000	$ 7,416,000	6,736,000	$ 10,258,000
Predecessor [Member] | NPS Holdings Limited [Member]
Net income (loss)		1,283,000	7,416,000	6,736,000	10,258,000
Other comprehensive income (loss), net of taxes:
Foreign currency translation adjustments		(17,000)	(26,000)	(16,000)	(26,000)
Other comprehensive earnings (loss)		1,266,000	7,390,000	6,720,000	10,232,000
Total comprehensive earnings (loss)		$ 1,266,000	$ 7,390,000	$ 6,720,000	$ 10,232,000